Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exposures to Foreign Currency

The Group’s exposures to foreign currency are as follows:

	31.12.2023
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	1,700	13,686	7,221	377
Cash and bank balances	157,073	5,337	18,162	24,114
Financial liabilities	(1,565)	—	—	—
Trade and other receivables	(7,568)	(13,689)	(20,453)	(12,795)
Net assets/(liabilities)	149,640	5,334	4,930	11,696

	31.12.2024
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	625	3,997	63,161	253
Cash and bank balances	133,884	7,212	13,124	1,117
Financial liabilities	(870)	—	—	—
Trade and other payables	(7,628)	(3,522)	(7,238)	(4,808)
Net assets/(liabilities)	126,011	7,687	69,047	(3,438)
US$’000	17,565	1,072	9,625	(479)

Summary of Information about Credit Risk on Trade Receivables using Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2023	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	4.8%	—	0.1%	0.8%	2.2%	59.7%
Estimated total gross carrying amount at default	1,549,332	921,884	350,376	97,382	93,015	86,675
Expected credit loss	54,894	—	294	753	2,067	51,780

		Trade receivables
			Days past due
As of December 31, 2024	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	12.6%	0.4%	7.8%	15.7%	21.2%	71.4%
Estimated total gross carrying amount at default	1,828,773	653,519	641,862	225,739	154,973	152,680
Expected credit loss	229,694	2,561	49,750	35,500	32,818	109,065

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial assets and liabilities, as well as lease liabilities, based on contractual undiscounted payments.

	1 year or less	1 to 5 years	After 5 years	Total
As of December 31, 2023	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets
Trade and bills receivables	7,412,577	—	—	7,412,577
Other receivables, excluding tax recoverable	823,650	—	—	823,650
Cash and bank balances	6,039,471	—	—	6,039,471
	14,275,698	—	—	14,275,698
Financial liabilities
Loans and borrowings	1,880,251	710,772	—	2,591,023
Trade and other payables (Note 22)	9,153,907	181,155	—	9,335,062
Lease liabilities	32,436	18,016	797	51,249
Other financial liability	—	81,368	—	81,368
	11,066,594	991,311	797	12,058,702

	1 year or less	1 to 5 years	After 5 years	Total	Total
As of December 31, 2024	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Financial assets
Trade and bills receivables	8,578,001	—	—	8,578,001	1,195,740
Other receivables, excluding tax recoverable	397,302	—	—	397,302	55,383
Cash and bank balances	6,433,593	—	—	6,433,593	896,818
	15,408,896	—	—	15,408,896	2,147,941
Financial liabilities
Loans and borrowings	1,903,247	645,124	—	2,548,371	355,233
Trade and other payables (Note 22)	10,230,724	171,768	—	10,402,492	1,450,067
Lease liabilities	34,335	30,711	758	65,804	9,173
Other financial liability	—	81,368	—	81,368	11,342
	12,168,306	928,971	758	13,098,035	1,825,815

Foreign currency risk [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Risk Sensitivity Analysis

	Profit before tax
	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Singapore Dollar	14,964	12,601	1,757
Euro	533	769	107
US Dollar	493	6,905	963